Summary of Significant Accounting Policies (Details 1) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details)
Series 1 Preferred Units/shares		336,882
Series 1a Preferred Units/shares		244,811
Series 1a Prerferred Warrant Units/shares		69,212
Series 1b Preferred Units/shares		317,058
Series 1c Preferred Units/shares		2,270,866
Class B Common Units Profits Interests		365,245
Common Stock Options	523,199
Common Stock Warrants	3,091,657
Total Potentially Dilutive Securities	3,614,856	3,604,074